Stockholder's equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of convertible preferred stock

Convertible preferred stock

Convertible preferred stock at December 31, 2018 consists of the following (in thousands, except share data):

Series	Shares authorized	Shares issued and outstanding	Proceeds, net of issuance costs	Aggregate liquidation amount
Series A	7,320,000	3,660,000	$179	$183
Series A-1	3,000,002	1,500,000	493	500
Series A-2	14,049,876	7,024,937	3,993	4,000
Series B	27,184,683	13,592,338	29,069	29,169
Series C	20,000,000	9,637,965	56,435	56,478
Series D	11,886,839	5,943,415	39,806	46,880
Series E	18,207,257	9,103,617	94,794	95,000

	101,648,657	50,462,272	$224,769	$232,210

Convertible preferred stock at December 31, 2019 consists of the following (in thousands, except share data):

Series	Shares authorized	Shares issued and outstanding	Proceeds, net of issuance costs	Aggregate liquidation amount
Series A	7,320,000	3,660,000	$179	$183
Series A-1	3,000,002	1,500,000	493	500
Series A-2	14,049,876	7,024,937	3,993	4,000
Series B	27,184,683	13,592,338	29,069	29,169
Series C	20,000,000	9,637,965	56,435	56,478
Series D	11,886,839	5,943,415	39,806	50,077
Series E	18,207,257	9,103,617	94,794	95,000

	101,648,657	50,462,272	$224,769	$235,407